Marketable securities and other investments	12 Months Ended
Mar. 31, 2012
Marketable securities and other investments

6. Marketable securities and other investments:

“Marketable securities and other investments” as of March 31, 2011 and 2012 were as follows:

	Millions of yen
	2011	2012
Marketable securities:
Available-for-sale	¥117,763	¥115,995
Other investments	10,375	12,394

Marketable securities and other investments (Non-current)	¥128,138	¥128,389

Maturities of debt securities classified as available-for-sale included in “Marketable securities and other investments” as of March 31, 2011 and 2012 were as follows:

	Millions of yen
	2011		2012
	Carrying amount	Fair value	Carrying amount	Fair value
Due after 1 year through 5 years	¥4	¥4	¥26	¥26
Due after 5 years through 10 years	—	—	—	—
Due after 10 years	—	—	—	—

Total	¥4	¥4	¥26	¥26

The aggregate cost, gross unrealized holding gains and losses and fair value by type of available-for-sale securities included in “Marketable securities and other investments” as of March 31, 2011 and 2012 were as follows:

	Millions of yen
	2011
	Cost / Amortized cost	Gross unrealized holding gains	Gross unrealized holding losses	Fair value
Available-for-sale:
Equity securities	¥109,199	¥10,663	¥2,103	¥117,759
Debt securities	4	0	—	4

	Millions of yen
	2012
	Cost / Amortized cost	Gross unrealized holding gains	Gross unrealized holding losses	Fair value
Available-for-sale:
Equity securities	¥106,186	¥20,909	¥11,126	¥115,969
Debt securities	26	—	—	26

The proceeds and gross realized gains (losses) from the sale of available-for-sale securities and other investments for the years ended March 31, 2010, 2011 and 2012 were as follows:

	Millions of yen
	2010	2011	2012
Proceeds	¥71,640	¥3,585	¥2,189
Gross realized gains	5,627	475	1,211
Gross realized losses	(4,934)	(22)	(202)

Gross unrealized holding losses on and fair value of available-for-sale securities and cost method investments included in other investments as of March 31, 2011 and 2012, aggregated by investment category and length of time during which individual securities were in a continuous unrealized loss position were as follows:

	Millions of yen
	2011
	Less than 12 months		12 months or longer		Total
	Fair value	Gross unrealized holding losses	Fair value	Gross unrealized holding losses	Fair value	Gross unrealized holding losses
Available-for-sale:
Equity securities	¥4,781	¥874	¥10,351	¥1,229	¥15,132	¥2,103
Debt securities	—	—	—	—	—	—
Cost method investments	42	66	104	218	146	284

	Millions of yen
	2012
	Less than 12 months		12 months or longer		Total
	Fair value	Gross unrealized holding losses	Fair value	Gross unrealized holding losses	Fair value	Gross unrealized holding losses
Available-for-sale:
Equity securities	¥39,366	¥11,117	¥27	¥9	¥39,393	¥11,126
Debt securities	—	—	—	—	—	—
Cost method investments	287	1,489	17	102	304	1,591

Other investments include long-term investments in various privately held companies.

For long-term investments in various privately held companies for which there are no quoted market prices, a reasonable estimate of fair value could not be made without incurring excessive costs. Accordingly, DOCOMO believes that it is not practicable to disclose estimated fair values of these cost method investments. Unless DOCOMO identifies events or changes in circumstances that may have had a significant adverse effect on the fair value of these investments, the fair value of such cost method investments is not estimated.

The aggregate carrying amount of cost method investments included in other investments and the aggregate carrying amount of investments whose fair values were not evaluated for impairment as of March 31, 2011 and 2012 were as follows:

	Millions of yen
	2011	2012
Cost method investments included in other investments	¥10,341	¥12,353
Including: Investments whose fair values were not evaluated for impairment	9,714	10,381

The amount of other-than-temporary impairment of marketable securities and other investments is disclosed in Note 12.

DOCOMO held approximately 11% of the outstanding common shares of KT Freetel Co., Ltd. (“KTF”) as of March 31, 2009, with the initial acquisition cost of ¥65,602 million. On January 20, 2009, DOCOMO agreed with KT Corporation (“KT”) that DOCOMO would exchange 40% of its KTF shareholding for KT common shares and the remaining 60% for KT exchangeable bonds in connection with the proposed merger between KT and KTF.

The exchange of KTF shares for KT exchangeable bonds and for KT common shares was carried out on May 27, 2009 and June 1, 2009, respectively. KT exchangeable bonds were acquired for ¥20,821 million and DOCOMO recognized ¥2,753 million of realized loss. KT common shares were acquired for ¥15,023 million and DOCOMO recognized ¥692 million of realized loss. The exchange of KT exchangeable bonds for KT ADRs was carried out on December 14, 2009. KT ADRs were acquired for ¥26,326 million and DOCOMO recognized ¥5,477 million of realized gain. These amounts are included in the table of proceeds and gross realized gains (losses) from the sale of available-for-sale securities and other investments for the year ended March 31, 2010 which is presented above.